Subsequent Events (Details Narrative) (Marketing Analysts, LLC and Affiliate) (10-K) - USD ($)		1 Months Ended
	Jun. 02, 2018	Jul. 31, 2016
Targeted purchase price		$ 2,174,468
Subsequent Event [Member]
Targeted purchase price	$ 3,600,000
Subsequent Event [Member] | Marketing Analysts, LLC and Affiliate [Member]
Targeted purchase price	$ 3,583,715